Staff numbers and costs (Tables)	12 Months Ended
Dec. 31, 2021
Staff numbers and costs [Abstract]
Average number of persons employed by group
The average number of persons employed by the Group (including the Board) during the year, analysed by category, was as follows:

	2021 No. of employees	2020 No. of employees	2019 No. of employees
Research	154	177	284
Development	88	96	108
Corporate	73	56	67
Total	315	329	459

Aggregate staff costs
The aggregate staff costs of these persons were as follows:	2021	2020	2019
	£’000	£’000	£’000
Wages and salaries	27,337	29,038	31,920
Social security costs	2,258	2,131	2,767
Share-based payments (Note 19)	35,861	8,162	3,056
Contributions to defined contribution plans (Note 21)	1,001	1,035	1,213
	66,457	40,366	38,956